Note 11 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of
	Shares	Amount

Balance, January 1, 2015	166,578,084	$61,688,953
Shares issued on the exercise of stock options	8,106,300	2,703,436
Fair value of stock options exercised	-	2,816,625
Shares issued on the exercise of warrants and compensation warrants	22,413,431	9,373,245
Fair value of warrants and compensation warrants exercised	-	4,444,912

Balance, December 31, 2015	197,097,815	81,027,171
Shares issued on public offering	34,800,000	9,349,254
Cost of shares issued on public offering	-	(1,165,017)
Fair value of warrants issued	-	(5,985,378)
Shares issued to settle subsidiary accounts payable	2,386,386	1,843,629
Shares issued on business combination	15,607,240	12,050,000
Shares issued on the exercise of stock options	5,648,000	1,654,988
Fair value of stock options exercised	-	1,737,879
Shares issued on the exercise of warrants and compensation warrants	3,794,412	1,943,919
Fair value of warrants exercised	-	901,417

Balance, December 31, 2016	259,333,853	103,357,862
Shares issued on the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	$103,616,221